Document and Entity Information	6 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	ACCENTIA BIOPHARMACEUTICALS INC
Entity Central Index Key	0001310094
Entity Filer Category	Smaller Reporting Company